LONG-TERM FINANCIAL DEBT (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM FINANCIAL DEBT [Abstract]
Balances of Long-Term Financial Debt
Balances of long-term financial debt were as follows:

			At December 31,
			2015			2014
Financial institution /			Nominal value
Borrower	Other	Due-year (1)	Current (3)	Noncurrent	Total	Total

Ultrapetrol	Private Investors (2)	June 2021	$225,842	$-	$225,842	$225,960
UP Offshore Apoio	DVB SE	Through 2016	4,150	-	4,150	5,050
UP Offshore	DVB SE	Through 2016	21,050	-	21,050	25,350
UP Offshore	DVB SE	Through 2017	7,000	-	7,000	9,000
UP Offshore Apoio	BNDES	Through 2027	12,488	-	12,488	13,598
UP Offshore	DVB SE + Banco Security	Through 2018	24,166	-	24,166	27,500
Ingatestone Holdings	DVB NV + NIBC + ABN Amro	Through 2017	44,457	-	44,457	51,495
Linford Trading	DVB NV + NIBC	Through 2020	28,661	-	28,661	28,800
Stanyan Shipping	Natixis	Through 2017	3,146	-	3,146	4,730
Up Offshore	DVB SE	Through 2016	27,500	-	27,500	-
UABL Paraguay	IFC	Through 2020	16,304	-	16,304	18,478
UABL Paraguay	OFID	Through 2020	9,782	-	9,782	11,087
UABL Barges and others	IFC	Through 2020	22,826	-	22,826	25,868
UABL Paraguay and Riverpar	IFC	Through 2021	9,706	-	9,706	11,471
UABL Paraguay and Riverpar	OFID	Through 2021	6,470	-	6,470	7,647
At December 31, 2015			$463,548	$-	$463,548
At December 31, 2014			$32,929	$433,105		$466,034

(1) See the descriptions below.
(2) Includes unamortized debt premium of $842 and $960 at December 31, 2015 and 2014, respectively.
(3) Includes 375,245 of long term financial debt classified as current as explained below.

Aggregate Annual Future Payments Due to the Long-Term Financial Debt
Aggregate annual future payments due to the long-term financial debt were as follows according to the respective terms and conditions:

Year ending December 31

2016	$88,303
2017	63,455
2018	36,634
2019	18,884
2020	22,023
Thereafter	233,407
462,706
Unamortized debt premium, net	842
$463,548